Finance Costs and Finance Income - Summary of Finance Costs and Finance Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Finance costs
Interest payable on borrowings	$ 328	$ 344		$ 381
Net cost/(income) on interest rate and currency swaps	8	(31)		2
Mark-to-market of derivatives and related fixed rate debt:
Interest rate swaps	154	85		(97)
Currency forwards and currency swaps	4	1		2
Fixed rate debt	(159)	(90)		80
Net loss/(gain) on non-derivative financial instruments	24	(4)		21
Interest payable on cash and cash equivalents and other	0	6		0
Unwinding of discount element of lease liabilities	42	46		49
Finance costs	401	357	[1]	438	[1]
Finance income
Interest receivable on cash and cash equivalents and other	(65)	0		0
Finance income	(65)	0	[1]	0	[1]
Finance costs less income	336	357		438
Other financial expense
Unwinding of discount element of provisions for liabilities (note 26)	16	18		21
Unwinding of discount applicable to deferred and contingent acquisition consideration (note 18)	20	20		21
Unwinding of discount applicable to deferred divestment proceeds	(8)	(12)		(24)
Unwinding of discount applicable to leased mineral reserves	6	6		4
Pension-related finance cost (net) (note 28)	6	10		11
Net other financial expense	40	42	[1]	33	[1]
Total net finance costs (ii)	$ 376	$ 399		$ 471

[1]	Restated to show the results of our former Building Envelope business in discontinued operations. See note 3 for further details.